Note 2 - Summary of Significant Accounting Policies	9 Months Ended
Sep. 30, 2021
Notes to Financial Statements
Significant Accounting Policies [Text Block]
2.	Summary of significant accounting policies

Basis of consolidation

The unaudited interim condensed consolidated financial statements include the financial statements of the Company and its subsidiaries. All significant intercompany transactions and balances between the Company and its subsidiaries are eliminated upon consolidation.

Going concern

According to Accounting Standards Codification (“ASC”) 205-40, Presentation of Financial Statements - Going Concern (“ASC 205-40”), management must evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the financial statements are issued. This evaluation initially does not take into consideration the potential mitigating effect of management’s plans that have not been fully implemented as of the date the financial statements are issued. When substantial doubt exists under this methodology, management evaluates whether the mitigating effect of its plans sufficiently alleviates substantial doubt about the Company’s ability to continue as a going concern. The mitigating effect of management’s plans, however, is only considered if both (1) it is probable that the plans will be effectively implemented within one year after the date that the financial statements are issued, and (2) it is probable that the plans, when implemented, will mitigate the relevant conditions or events that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued.

The Company has incurred operating losses and negative cash flows from operations since inception. To date, the Company has no product revenue and management expects accumulated losses to increase for the foreseeable future and has primarily funded these losses through equity financings. The Company incurred a net loss of $57,480 for the nine months ended September 30, 2021 and has an accumulated deficit of $332,484 as of September 30, 2021. Net cash used in operations was approximately $30,324 for the nine months ended September 30, 2021. As of September 30, 2021, the Company had $76,111 net current assets and $91,600 cash, cash equivalents, and short-term investments on hand.

Based on the Company’s cash, cash equivalents and short-term investments on hand on September 30, 2021, management does not believe that there is substantial doubt about the Company’s ability to continue as a going concern within one year after the date these financial statements are issued. These financial statements have been prepared on a going concern basis.

Use of estimates

The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the period. Areas where management uses subjective judgment include, but are not limited to, share-based compensation, clinical trial accruals, valuation allowance for deferred tax assets, estimating uncertain tax positions, allowance for credit losses, measurement of right-of-use assets and lease liabilities, fair value of financial instruments and estimating of useful life for property and equipment. Management bases the estimates on historical experience, known trends and various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from these estimates.

Short-term investments

All liquid investments with an original maturity greater than three months but less than one year are considered to be short-term investments. Short-term investments include time deposits, municipal bonds which are classified as available-for-sale debt securities, and wealth management products issued by commercial banks which are classified as trading debt securities.

The Company accounts for its investments in debt securities in accordance with ASC 320-10, Investments – Debt Securities: Overall (“ASC 320-10”). The Company classifies the investments in debt securities as “held-to-maturity”, “trading” or “available-for-sale”, whose classification determines the respective accounting methods stipulated by ASC 320-10. Interest income of all categorifies of investments in securities are included in earnings. Any realized gains or losses on the sale of short-term investments are determined on a specific identification method, and such gains and losses are reflected in earnings during the period in which gain or losses are realized.

Debt securities that the Group has positive intent and ability to hold to maturity are classified as held-to-maturity securities and stated at amortized cost less allowance for credit losses.

Debt securities that are bought and held primarily for the purpose of selling in the near term are classified as trading securities. Trading securities are recorded at fair value. Changes in unrealized gains and losses are recorded through earnings each period as part of other income. For the three and nine months ended September 30, 2021, the Company recognized $105 of unrealized gains on trading debt securities.

Debt securities not classified as trading or as held-to-maturity are classified as available-for-sale securities. Available-for-sale debt securities are stated at fair value, with the unrealized gains and losses, net of tax, reported in accumulated other comprehensive loss. As of September 30, 2021, the amortized cost for available-for-sale debt securities was $1,645.

The Company regularly evaluates its investments in debt securities for impairment. The Company recognizes an allowance on available-for-sale debt securities when a portion of the unrealized loss is attributable to a credit loss and a corresponding credit loss in net loss. No impairment losses or allowance for credit losses on investments were recorded for the periods presented.

Revenue recognition

Under ASC 606, Revenue from Contracts with Customers (“ASC 606”), an entity recognizes revenue when its customer obtains control of promised goods or services, in an amount that reflects the consideration that the entity expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements that an entity determines are within the scope of ASC 606, the entity performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price, including variable consideration, if any; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the entity satisfies a performance obligation. The Company only applies the five-step model to contracts when it is probable that the entity will collect the consideration to which it is entitled in exchange for the goods or services it transfers to the customer.

Once a contract is determined to be within the scope of ASC 606 at contract inception, the Company reviews the contract to determine which performance obligations it must deliver and which of these performance obligations are distinct. The Company recognizes as revenue the amount of the transaction price that is allocated to each performance obligation when that performance obligation is satisfied or as it is satisfied.

The Company recognizes a contract asset or a contract liability in the consolidated balance sheets, depending on the relationship between the entity’s performance and the customer’s payment. Contract liabilities represent the excess of payments received as compared to the consideration, which are recorded as "Deferred revenue" on the consolidated balance sheets. The Company had no contract assets for the periods presented.

Collaboration revenue

At contract inception, the Company analyzes its collaboration arrangements to assess whether they are within the scope of ASC 808, Collaborative Arrangements (“ASC 808”) to determine whether such arrangements involve joint operating activities performed by parties that are both active participants in the activities and exposed to significant risks and rewards dependent on the commercial success of such activities. For collaboration arrangements within the scope of ASC 808 that contain multiple elements, the Company first determines which elements of the collaboration are deemed to be within the scope of ASC 808 and those that are more reflective of a vendor-customer relationship and therefore within the scope of ASC 606. For elements of collaboration arrangements that are accounted for pursuant to ASC 808, an appropriate recognition method is determined and applied consistently.

In determining the appropriate amount of revenue to be recognized as the Company fulfills its obligations under each of the agreements, the Company performs the five-step model under ASC 606 noted above.

The collaborative arrangements may contain more than one unit of account, or performance obligation, including agreement to provide research and development services and other deliverables. The transaction price is generally comprised of an upfront payment due at contract inception and variable consideration in the form of payments for the Company’s services and materials and milestone payments due upon the achievement of specified events. In general, the consideration allocated to the performance obligation is recognized when the obligation is satisfied either by delivering a good or providing a service, limited to the consideration that is not constrained. Non-refundable payments received before all of the relevant criteria for revenue recognition are satisfied are recorded as deferred revenue.

Licenses of Intellectual Property: Upfront non-refundable payments for licensing the Company’s intellectual property are evaluated to determine if the license is distinct from the other performance obligations identified in the arrangement. For licenses determined to be distinct, the Company recognizes revenues from non-refundable up-front fees allocated to the license at a point in time, when the license is transferred to the licensee and the licensee is able to use and benefit from the license. For licenses determined to be not distinct from other promised goods or services, the license is combined with related promised goods or services into a single performance obligation, and the Company considers the nature of the combined good or service in determining whether the performance obligation is satisfied over time or at a point in time.

Research and Development Service: Upfront non-refundable payment allocated to research and development services performance obligations is deferred and recognized as collaboration revenue overtime.

Milestone Payments: At the inception of each arrangement that includes milestone payments, the Company evaluates whether the milestones are considered probable of being reached and estimates the amount to be included in the transaction price using the most likely amount method. If it is probable that a significant revenue reversal would not occur, the associated milestone value is included in the transaction price. Due to the uncertainty involved in meeting these discovery or development-based targets, they are generally fully constrained at contract inception. The Company will assess whether the variable consideration is fully constrained each reporting period based on the facts and circumstances surrounding the discovery and clinical trials. Upon changes to constraint associated with the discovery or developmental milestones, variable consideration will be included in the transaction price when a significant reversal of revenue recognized is not expected to occur.

Royalties: For arrangements that include sales-based royalties, including milestone payments based on the level of sales, and the license is deemed to be the predominant item to which the royalties relate, the Company recognizes revenue at the later of (i) when the related sales occur, or (ii) when the performance obligation to which some or all of the royalty has been allocated has been satisfied (or partially satisfied).

Fair value measurements

The Company applies ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), in measuring fair value. ASC 820 defines fair value, establishes a framework for measuring fair value and requires disclosures to be provided on fair value measurement.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

•          Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

•          Level 2—Other inputs that are directly or indirectly observable in the marketplace.

•          Level 3—Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Financial instruments of the Company primarily include cash and cash equivalents, short-term investments, accounts payable, contingently redeemable noncontrolling interests, forward liability and loans. The contingently redeemable noncontrolling interests were initially recorded at issuance price net of issuance costs. The Company recognizes changes in the redemption value immediately as they occur and adjusts the carrying value of the contingently redeemable noncontrolling interests to equal the redemption value at the end of each reporting period. The Company measures its available-for-sale debt securities, trading debt securities and forward liability at fair value on a recurring basis. As of December 31, 2020 and September 30, 2021, the fair values of cash and cash equivalents, time deposits, accounts payable, and current portion of long-term loans approximated their carrying values due to their short-term nature.

As of December 31, 2020, the total carrying amount of the non-current portion of long-term loans was $2,167, compared with an estimated fair value of $2,136. The fair value of the long-term loans is estimated by discounting cash flows using interest rates currently available for debts with similar terms and maturities (Level 2 fair value measurement).

Assets and liabilities measured at fair value on a recurring basis as of December 31, 2020 and September 30, 2021 are summarized as below:

		Fair value measurement
Recurring fair value measurement	Total Fair Value	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total gains
	$	$	$	$	$

As of December 31, 2020 (audited)
Liabilities:
Forward liability (Note 3)	278	-	-	278	-
As of September 30, 2021 (unaudited)
Assets:
Available-for-sale debt securities	1,645	-	1,645	-	-
Trading debt securities	12,521	-	12,521	-	105
Total assets measured at fair value	14,166	-	14,166	-	105
Liabilities
Forward liability (Note 3)	278	-	-	278	-
Total liabilities measured at fair value	278	-	-	278	-

The Company determined the fair value of the forward liability with the assistance of an independent third-party valuation firm. The fair value of the forward liability is estimated by a discounted cash flow model considering the fair value of the underlying security at December 31, 2020 and September 30, 2021 and the agreed upon future issuance price per contract. For the three and nine months ended September 30, 2021, the fair value change of the forward liability was not material.

The following table represents the assumptions used to estimate the fair value of the forward liability:

	Valuation technique	Unobservable inputs	Range
Forward liability	Discounted cash flow	Fair value of underlying security	2.65

The following table presents a reconciliation of the liability measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.

Forward liability
$

Balance as of December 31, 2020 (audited)	278
Gains or losses from changes in fair value	-

Balance as of September 30, 2021 (unaudited)	278